STOCK BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Employees [Member]
Number of options
Options outstanding at beginning of year	834,117	834,117
Granted - at market price	244,334
Expired	(141,667)
Forfeited	(4,667)
Options outstanding at end of year	932,116	834,117
Options exercisable at end of year	717,088	743,785
Weighted average fair value of options granted during the year
Weighted average exercise price
Options outstanding at beginning of year	$ 3.84	$ 3.84
Granted - at market price	$ 4.08
Expired	$ 5.4
Forfeited	$ 5.64
Options outstanding at end of year	$ 3.72	$ 3.84
Nonemployees [Member]
Number of options
Options outstanding at beginning of year	82,356	67,767
Granted - at market price
Granted - above market price	62,500	27,089
Expired		(12,500)
Options outstanding at end of year	144,456	82,356
Options exercisable at end of year	88,689	50,521
Weighted average exercise price
Options outstanding at beginning of year	$ 7.2	$ 7.56
Granted - at market price
Granted - above market price	$ 6.0	$ 6.0
Expired		$ (8.52)
Options outstanding at end of year	$ 6.72	$ 7.2